Derivative Liabilities (Details - Assumptions)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	$0.08 - $10.85	$0.09 - $10.85
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.00 - 3.00	0.00 - 5.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	47.4% - 238.6%	47.4% - 236%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.19% - 4.53%	0.19% - 4.38%